N-2	Jun. 02, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001528437
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal 2030 Target Term Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	63,625,411	[1]
BlackRock Core Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001160864
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Core Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	72,224,224
BlackRock Corporate High Yield Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001222401
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Corporate High Yield Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	195,657,576
BlackRock Debt Strategies Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001051003
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Debt Strategies Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	64,149,608
BlackRock Floating Rate Income Strategies Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001259708
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Floating Rate Income Strategies Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	35,434,758
BlackRock Floating Rate Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001287480
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Floating Rate Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	29,824,720
BlackRock Income Trust, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000832327
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Income Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	32,388,952
BlackRock Limited Duration Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001233681
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Limited Duration Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	39,099,064
BlackRock MultiSector Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001562818
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Multi-Sector Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	57,062,709
BlackRock Science and Technology Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001616678
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Science and Technology Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	34,720,019
BlackRock Taxable Municipal Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001493683
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Taxable Municipal Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	61,792,514
BlackRock Utilities, Infrastructure Power Opportunities Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001528988
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Utilities, Infrastructure & Power Opportunities Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	26,534,412

[1]	Denotes a Preferred Fund.